Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 123,591
Tax Credit Carryforward, Limitations on Use	The NOL available post-merger that the Company completed in 2012 that are not subject to limitation amount to $83,990. The remaining NOLs of $39,601 are subject to the limitation of Section 382.
Income tax benefit	$ 866	$ 0
Deferred Tax Assets, Valuation Allowance	50,807	$ 48,688	$ 37,758
Annual Limitation on Net Operating Loss Carryforwards	$ 2,000
Net Operating Loss Expiration	20 years